Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Share Capital
15.	Share Capital

(a)	Authorized

The Company has authorized share capital of an unlimited number of common shares with no par value.

On March 9, 2023, the Company implemented a 1-for-10 reverse stock split on its ordinary shares.

(b)	Shares issued and outstanding

Cost:	Number of shares	Capital
Balance, December 31, 2021	2,223,131	$7,255,695
Issuance of shares to ASDT	86,996	2,124,615
Issuance of shares from private placement	16,200	278,481
Issuance of shares upon conversion of note	164,574	6,559,000
Issuance of shares from IPO	400,000	14,654,593
Issuance of shares in Holigen acquisition (note 4)	190,000	16,131,000
Loss of control of Bophelo Bio	–	(156)
Fair value of RSUs issued at $9.70 per share	112,456	1,090,832
Fair value of RSUs issued at $8.29 per share	67,567	560,135
Fair value of RSUs issued at $7.10 per share	60,810	431,757
Fair value of RSUs issued at $2.57 per share	82,000	210,740
Fair value of RSUs issued at $2.30 per share	60,000	138,000
Balance, December 31, 2022	3,463,734	49,434,692
Fair value of RSUs issued at $1.84 per share	421,052	774,736
Fair value of RSUs issued at $1.11 per share	161,295	179,037
Fair value of RSUs issued at $0.61 per share	140,746	86,137
Cancelled shares	(20,620)	(200,014)
Issuance of shares upon conversion of note	582,193	314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9)	879,895	431,149
Balance, December 31, 2023	5,628,295	$51,020,121

During the year ended December 31, 2023, the Company had the following share capital transactions:

(i)	On January 26, 2023, the Company issued 421,052 common shares at a fair value of $774,736 on the RSUs granted in accordance with the Company’s ESOP.

(ii)	On May 2, 2023, the Company issued 637,254 common shares at a fair value of $707,352 on the RSUs granted in accordance with the Company’s ESOP, of which 475,959 of these common shares with a fair value of $528,315 were cancelled and returned on June 30, 2023 and recorded on accounts payable.

(iii)	On June 6, 2023, the Company cancelled 20,620 common shares at a fair value of $200,014 that were issued in August 2022.

(iv)	On July 26, 2023, the Company issued 140,746 common shares at a fair value of $86,137 in replacement to the cancelled shares issued to a consultant of the Company on June 30, 2023.

(v)	On August 14, 2023, the Company issued 582,193 common shares at a fair value of $314,384 to Halo Collective Inc. (“Halo”) to settle the principal amount of $328,000 plus accrued interest and overdue fees of $32,960 pursuant to the Note Conversion Agreement entered with Halo Collective Inc. in July 2023, which totaled $360,960 at the time of conversion.

(vi)	On October 11, 2023, the Company issued 879,895 common shares at a fair value of $431,149 pursuant to the terms of the option agreement in relation to the purchase farming land properties (note 9).

During the year ended December 31, 2022, the Company had the following share capital transactions:

(i)	On March 14, 2022, the Company issued 86,996 common shares to the Akanda Bokamoso Empowerment Trust at a deemed value of $25.00 per common share, the per share value of the concurrent private placement (see (ii) below). The Company recorded an expense of $2,124,615 within general and administrative expenditures reflecting the cost of the shares issued at nil proceeds. The share based payment to the Akanda Bokamoso Empowerment Trust is a social development initiative of the Company and its beneficiaries are the employees of subsidiaries within the group.

(ii)	On March 14, 2022, the Company completed a private placement, issuing 16,200 common shares upon gross receipts of $405,000 net of issuance costs of $126,519.

(iii)	On March 15, 2022, the Company issued 164,574 common shares to Halo at a price of $40 each to settle the principal amount of $6,559,294 plus accrued interest $23,686 owing to Halo in terms of a convertible debenture agreement, which totaled $6,582,980 at the time of conversion. The conversion of the debt owing was triggered by the Initial Public Offering in terms of the convertible debenture agreement.

(iv)	On March 15, 2022, the Company issued 400,000 common shares to IPO investors in exchange for gross proceeds of $16,000,000 and net proceeds of $14,682,089 after deducting underwriter commissions and allowable expenses.

(v)	On April 29, 2022, the Company issued 190,000 common shares at a fair value of $84.90 per share as part of the consideration in the acquisition of Holigen (note 4).

(vi)	On August 4, 2022, the Company issued 91,836 common shares at a fair value of $890,818 on the 112,456 RSUs granted on July 29, 2022.

(vii)	On August 11, 2022, the Company issued 20,620 common shares at a fair value of $200,014 on the 112,456 RSUs granted on July 29, 2022.

(viii)	On August 25, 2022, the Company issued 67,567 common shares at a fair value of $560,135 on the 67,567 RSUs granted on August 18, 2022.

(ix)	On September 8, 2022, the Company issued 60,810 common shares at a fair value of $431,757 on the 60,810 RSUs granted on September 6, 2022.

(x)	On October 28, 2022, the Company issued 82,000 common shares at a fair value of $210,740 on the 82,000 RSUs granted on October 28, 2022.

(xi)	On November 22, 2022, the Company issued 60,000 common shares at a fair value of $138,000 on the 60,000 RSUs granted on November 21, 2022.

(c)	Loss per share

The weighted average number of common shares outstanding for basic and diluted loss per share for the year ended December 31, 2023 was 4,505,263 (2022 – 2,993,009). The Company did not have any potential dilution during the years ended December 31, 2023 and 2022.

(d)	Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, the Company may award up to 20% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On April 22, 2022, the Company granted 248,053 restricted stock units (“RSUs”) to former directors, officers, and employees of the Company, of which service cost of $561,285 was included in general and administrative expenses during the year ended December 31, 2022. Each of the RSUs vest monthly over 36 months beginning April 22, 2022. All of these RSUs were forfeited and wrote-off during the year ended December 31, 2023.

On July 29, 2022, the Company granted 112,456 restricted stock units (“RSUs”) at a market price of $9.70 to consultants and directors of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $1,090,832. 112,456 of the granted RSUs were exercised during the year ended December 31, 2022.

On August 11, 2022, the Company granted 20,620 restricted stock units (“RSUs”) at a market price of $10.30 to directors of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest three days following the release of Q2 2022 financials. The fair value of the granted RSUs was estimated to be $212,386. All of these RSUs were forfeited and wrote-off during the year ended December 31, 2023.

On August 18, 2022, the Company granted 67,567 restricted stock units (“RSUs”) at a market price of $8.29 to consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $560,135. 67,567 of the granted RSUs were exercised during the year ended December 31, 2022.

On September 6, 2022, the Company granted 60,810 restricted stock units (“RSUs”) at a market price of $7.10 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $431,757. 60,810 of the granted RSUs were exercised during the year ended December 31, 2022.

On September 21, 2022, the Company granted 98,896 restricted stock units (“RSUs”) in reserve at a market price of $6.05 to former directors, officers, and consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $598,321. All of these RSUs in reserve were forfeited and wrote-off during the year ended December 31, 2023.

On September 22, 2022, the Company granted 30,000 restricted stock units (“RSUs”) in reserve at a market price of $5.60 to a former officer of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $168,000. All of these RSUs in reserve were forfeited and wrote-off during the year ended December 31, 2023.

On October 28, 2022, the Company granted 82,000 restricted stock units (“RSUs”) at a market price of $2.57 to former directors and officers of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $210,740. 82,000 of the granted RSUs were exercised during the year ended December 31, 2022.

On November 21, 2022, the Company granted 60,000 restricted stock units (“RSUs”) at a market price of $2.30 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $138,000. 60,000 of the granted RSUs were exercised during the year ended December 31, 2022.

On January 24, 2023, the Company granted 421,052 restricted stock units (“RSUs”) at a market price of $1.84 to consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $774,736. 421,052 of the granted RSUs were exercised during the year ended December 31, 2023.

On May 2, 2023, the Company granted 637,254 restricted stock units (“RSUs”) at a market price of $1.11 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. 637,254 of the granted RSUs were initially exercised however 475,959 RSUs were cancelled due to RSU room restrictions. The fair value of the remaining granted RSUs was estimated to be $179,037.

On July 26, 2023, the Company granted 140,746 restricted stock units (“RSUs”) at a market price of $0.61 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $86,137. 140,746 of the granted RSUs were exercised during the year ended December 31, 2023.

A summary of the Company’s outstanding RSUs as at December 31, 2023 are as follows:

Number of RSUs
Balance, December 31, 2021	–
Granted	780,400
Exercised	(382,835)
Balance, December 31, 2022	397,565
Granted	1,199,052
Exercised	(723,093)
Forfeited/Cancelled	(873,524)
Balance, December 31, 2023	–

During the year ended December 31, 2023, the Company recorded $1,249,986 (2022 – $2,431,464) of expenses related to the RSUs as consulting fees.